Vessels, Net and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Vessels, Net and Other Fixed Assets, Net [Abstract]
Vessels, Net
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2013	$424,105,871	$(22,999,799)	$401,106,072
Depreciation	-	(15,075,915)	(15,075,915)
Balance, December 31, 2013	$424,105,871	$(38,075,714)	$386,030,157
Depreciation	-	(15,075,915)	(15,075,915)
Balance, December 31, 2014	$424,105,871	$(53,151,629)	$370,954,242